Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Schedule of capital commitments

	Total	Less than One Year	1‑3 Years	3‑5 Years
Capital commitments	6,415,873	6,387,246	1,496	27,131

Schedule of purchase obligations

	Total	Less than One Year	1‑3 Years	3‑5 Years
Purchase obligations	12,807,875	11,212,304	1,595,571	—